MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Our marketable securities are equity securities recognized at fair value.

(in thousands of $)	2018	2017
Balance at start of year	16,300	6,524
Disposals during the year	(224)	—
Additions during the year	—	6,740
Unrealized gain (loss), net	(4,043)	3,036
Balance at end of year	12,033	16,300